LONG TERM INVESTMENTS (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			9 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jan. 31, 2014 Kangdu CNY	Apr. 30, 2014 Kangdu CNY	Nov. 30, 2013 Kangdu CNY	Apr. 30, 2014 Sheen Star CNY	May 31, 2013 Yibang CNY	Apr. 30, 2014 Yibang CNY	Dec. 31, 2014 Yibang CNY	Dec. 31, 2013 Yibang CNY	Dec. 31, 2014 Loan to franchisees CNY	Dec. 31, 2014 Loan to franchisees Minimum	Dec. 31, 2014 Loan to franchisees Maximum	Dec. 31, 2014 Quanjude CNY	Jun. 30, 2014 Quanjude CNY	Nov. 30, 2014 Campsort CNY	Jul. 31, 2014 Campsort CNY	Dec. 31, 2014 Campsort CNY	Nov. 30, 2014 GOOAGOO CNY
Long term investment
Amount of investments							100,000
Percentage of equity interest to be acquired per investment agreement							50.00%
Purchase price to be paid to acquire property developed by investee							175,000
Consideration at which Group was granted a put option that requires other investors of investee to repurchase equity interest							100,000
Percentage of interest rate payable by other investors of investee upon repurchase of equity interest							8.00%
Amount injected/purchase cost					30,000		50,000										100,000
Transfer of investment to a related party						82,785
Percentage of equity interest acquired									30.00%	20.00%							2.35%		30.00%		8.00%
Investment income (loss)	790	4,902	(430)								2,197	(430)								(356)
Consideration paid for acquisition of equity method investments								20,990	430	285									15,000
Equity interest percentage owned in equity method investment by the majority owner								50.01%
Terms of the entrusted loan														2 years	3 years
Interest rate														8.00%	8.50%
Interest income	3,733	23,162	6,856	14,554									266
Ordinary shares acquired in investment of available-for-sale (in shares)																	7,241,131
Price of investment (in RMB per share)																19.05	13.81
Fair value																137,943
Unrealized securities holding gains , net of tax	4,587	28,458														28,458
Percentage of equity interest transferred																		6.00%
Consideration for transfer of investment																		3,000
Percentage of equity interest owned								19.99%										24.00%
Consideration of cost method investment																					10,289